Income Taxes (Details Narrative) $ / shares in Units, $ in Thousands																				1 Months Ended								3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 08, 2025 USD ($)	Oct. 15, 2025 USD ($) shares	Oct. 07, 2025 shares	Jul. 15, 2025 USD ($)	Jul. 11, 2025 USD ($) Integer	Jun. 19, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) $ / shares shares	Jun. 11, 2025 USD ($) $ / shares shares	May 27, 2025 USD ($) $ / shares shares	Jan. 27, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 01, 2025 shares	Dec. 20, 2024 USD ($) $ / shares shares	Nov. 07, 2024 USD ($)	Jun. 18, 2024	Jun. 17, 2024 USD ($) $ / shares	Mar. 28, 2024 USD ($) $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Nov. 30, 2025 shares	Jun. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023	Aug. 22, 2025 shares	Aug. 21, 2025 shares	Jan. 21, 2025 shares
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss																																$ 9,198,000	$ 9,092,000
Net operating loss, expiring																																12,200,000
Net operating loss, non expiring																																27,300,000
Valuation sllowance amount increased																																800,000
Uncertain tax positions																																0	0
Accounts receivable																			$ 1,500,000													500,000	200,000
Aggregate principal amount																			1,600,000													1,250,000
Debt instrument accrued interest																			$ 100,000
Warrants to acquire common stock | shares																			95,745
Debt instrument description																			The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three.
Conversion of loan							$ 1,700,000	$ 1,700,000
Floor price | $ / shares							1.14	1.14
Issuance of common stock upon conversion of PIPE Notes																																510,000
Interest rate																	18.00%
Stock issued during period value conversion of convertible securities																																$ 1,392,000
Shares issued price per share | $ / shares																																$ 0.45
Stock repurchased during period shares | shares																																187,745
Stock repurchased during period value																																$ 500,000	529,000
Gain loss on extinguishment of debt																																$ (41,000)
Warrants outstanding | shares																												14,339,078				14,339,078	14,430,958
Stock warrant expense																																	$ 35,000
Stock options granted | shares																																0
Share based compensation																												$ 431,000	$ 208,000			$ 2,032,000	$ 628,000
Stock issued during period shares restricted stock award | shares																				30,000												970,574
Stock issued during period shares restricted stock award vested | shares																																876,812	518,278
Stock-based compensation expense																																$ 2,032,000	$ 628,000
Gross proceeds from warrant exercises																																$ 60,000
Private Placement Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants to purchase common stock | shares																																2,199,939	2,158,059
Share-Based Payment Arrangement, Option [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Share price | $ / shares																																	$ 1.00
Time based stock options description																																	The stock options were forfeited without exercise 90 days after his termination of service with the Company and they were no longer outstanding at December 31, 2024. There was no other stock option activity during the year ended December 31, 2024, and there was no stock option activity during the year ended December 31, 2025.
Stock options granted | shares																																	147,000
Share based compensation																																	$ 30,000.00
Weighted average grant date fair value | $ / shares																																	$ 0.23
Restricted Stock Units (RSUs) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock-based compensation expense																																$ 1,000,000.0
Employee benefits and share based compensation																																$ 1,800,000
Weighted average grant date fair value, vested | $ / shares																																$ 2.50
September 2024 [Member] | Pre Funded Warrant [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants outstanding | shares																																677,539
Warrants to purchase common stock | shares																																			510,670
September 2024 [Member] | Private Placement Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants to purchase common stock | shares																																					444,895
June 2025 [Member] | Pre Funded Warrant [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants outstanding | shares																																1,347,425
Warrants to purchase common stock | shares																																				1,214,032
July 2024 [Member] | Pre Funded Warrant [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants to purchase common stock | shares																																			1,323,530
2022 Equity Incentive Plan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Time based stock options description																																		the Company’s Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an amount of shares of Common Stock equal to 10% of the number of shares of Common Stock of OneMedNet immediately following the Business Combination. The 2022 Plan is also subject to annual increases to be added on the first day of each fiscal year equal to 5% of the number of outstanding shares on the immediately preceding December 31 (subject to a maximum annual increase of 1,000,000 shares).
Increase in share issuance | shares													1,000,000
Available for issuance | shares																																3,769,571
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock-based compensation expense																																$ 100,000
Weighted average grant date vested | $ / shares																																$ 2.34
BOC Bank [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Line of credit																								$ 1,000,000.0									$ 0
Line of credit facility interest rate during period																								5.00%
Loan fees																																$ 20,000.00
Lender [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Shares issued price per share | $ / shares																																$ 10.00
Investor [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Shares issued price per share | $ / shares						$ 0.71
Conversion price | $ / shares						$ 0.36
Stock issued during period value conversion of units						$ 2,600,000
Stock issued during period shares conversion of units | shares						3,650,248
Proceeds from extension loan																					$ 2,600,000
Related Party [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock issued during period shares conversion of convertible securities | shares						1,043,051
Shares issued price per share | $ / shares						$ 0.71
Loans payable						$ 700,000																									$ 700,000
Interest rate																															8.00%
Conversion price | $ / shares						$ 0.36
Convertible debt non current																					700,000
Beneficial Ownership [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner																	4.99%
Yorkville Note [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Aggregate principal amount									$ 200,000	$ 100,000	$ 200,000	$ 600,000		$ 200,000
Issuance of shares | shares									466,853	288,001	216,675	650,026		245,007
Share price | $ / shares									$ 0.3213	$ 0.3472	$ 0.9230	$ 0.9230		$ 0.8163
Shares to be issued | shares														245,007
Fair value									$ 200,000	$ 100,000	$ 200,000	$ 900,000		$ 300,000
Debt instrument, repaid, principal							$ 300,000
Loans With Related Parties [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock issued during period value conversion of convertible securities								$ 1,600,000																						$ 1,600,000
Stock issued during period shares conversion of convertible securities | shares								2,123,424																						2,123,424
Shares issued price per share | $ / shares								$ 0.7535																						$ 0.7535
CEBA Loan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Conversion of loan																										$ 40,000.00
Gain loss on extinguishment of debt																																$ 15,000
Proceeds from loans																										40,000.00	$ 60
Forgiven of loan																										$ 10,000.00
Loan payment term																										3 years	3 years
Interest rate																										5.00%	5.00%
Common Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants to acquire common stock | shares																																	277,778,000
Issuance of common stock upon conversion of PIPE Notes, shares | shares							1,453,174	1,453,174																								1,453,174
Issuance of common stock upon conversion of PIPE Notes																					$ 500,000
Shares to be issued | shares																												400,000				1,020,880
Stock issued during period value conversion of convertible securities
Stock issued during period shares conversion of convertible securities | shares																																1,866,562
Stock repurchased during period value
Stock issued during period shares restricted stock award | shares																																970,574	200,000
Business Combination Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants outstanding | shares																																585,275	585,275
Exercise price of warrants | $ / shares																			$ 11.50
Warrants to purchase common stock | shares																			585,275
PIPE Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants outstanding | shares																																95,744
Warrants to purchase common stock | shares																																95,745	95,745
PIPE Warrants [Member] | Related Party [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Warrants outstanding | shares																																63,829
Public Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Share price | $ / shares																			$ 0.01
Exercise price of warrants | $ / shares																			$ 11.50
Warrants to purchase common stock | shares																			11,500,000													11,500,000	11,500,000
Sale of stock share price | $ / shares																			$ 18.00
Securities Purchase Agreement [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Sale of stock share price | $ / shares						$ 0.42
Number of shares issue and sold | shares						3,390,923
Securities Purchase Agreement [Member] | Data Knights Acquisition Corp [Member]
Effective Income Tax Rate Reconciliation [Line Items]
PIPE Notes																																$ 1,200,000	$ 100,000
Standby Equity Purchase Agreement [Member] | Yorkville Note [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Debt instrument description																	The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect.
PIPE Notes																																100,000	700,000
Floor price | $ / shares																	0.28
Convertible Debt																	$ 1,500,000
Cash																	$ 1,350,000
Debt Instrument, Interest Rate, Effective Percentage																	10.00%
Debt instrument maturity date																	Jun. 17, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum																19.90%
Financing Agreement [Member] | Loans Payable [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Debt instrument maturity date	Dec. 08, 2025														Dec. 07, 2024
Interest rate	7.40%														7.70%
Payments of debt issuance costs	$ 300,000														$ 300,000
Amended Loan Extension Agreement [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Debt instrument description				The Company has agreed to make 36 consecutive monthly payments beginning on July 15, 2025 in equal installments of $11,378, which includes principal plus accrued and unpaid interest. The Company determined this transaction was not a troubled debt restructuring as there were no concessions granted to the Company. Instead, the amendment was accounted for as a debt extinguishment in accordance with ASC 470-50 because the change in cash flows with interest were substantially different from the original terms without interest.	The Company has agreed to make 24 consecutive monthly payments beginning on July 15, 2025 in equal installments of $4,413, which includes principal plus accrued and unpaid interest. The amendment was accounted for as a debt modification in accordance with ASC 470-50 because the change in cash flows with interest were not substantially different from the original terms without interest. As a result, no gain or loss was recognized and there were no new or previously capitalized debt issuance costs to be amortized over the term of the new debt instrument.
Debt instrument maturity date				Jun. 15, 2028	Jun. 15, 2027
Interest rate				7.00%	6.00%
Proceeds from other debt					$ 100,000
Consecutive trading days | Integer					24
Repayment of debt				$ 300,000
Gain loss on extinguishment of debt																																41,216
Debt instrument periodic payment																																68,270
Debt instrument periodic payment																																39,460
Debt instrument periodic payment interest																																28,810
Stock Repurchase Agreement [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock repurchased during period shares | shares																									187,745
Stock repurchased during period value																									$ 500,000
Interest expense																									$ 500,000
Proceeds from issuance of debt																						$ 100,000	$ 100,000
Outstanding debt																																	$ 300,000
Helena Termination Agreement [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Proceeds from issuance of convertible notes																		$ 4,500,000
Warrants outstanding | shares																		50,000
Exercise price of warrants | $ / shares																		$ 1.20
Stock warrant expense																																40,000.00
Legal fees																																$ 40,000.00
Helena Termination Warrants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Exercise price of warrants | $ / shares																																$ 1.20
Warrants to purchase common stock | shares																																50,000
Number of shares issue and sold | shares		25,000	25,000
Gross proceeds from warrant exercises		$ 60,000
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss																																$ 39,500,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss																																$ 16,700,000